General information (Tables)	12 Months Ended
Dec. 31, 2022
General information about financial statements [Abstract]
Schedule of fair value of shares issued and non-cash share listing expense	The fair value of shares issued was estimated based on a market price of $9.38 per share as of 15 June 2022.

	Shares	(in 000s)
OACB Shareholders
Class A Shareholders	976,505
Class B Shareholders	5,000,000
OACB Earn Out Shares	1,250,000

Total Alvotech Shares issued to OACB shareholders	7,226,505

Fair value of Shares issued to OACB as of 15 June 2022		$56,060
Fair value of OACB Earn Out Shares issued to OACB as of 15 June 2022		9,100

Estimated fair market value		65,160

Adjusted net liabilities of OACB as of 15 June 2022		(18,251)

Difference – being the share listing expense		83,411

Disclosure of subsidiaries and joint ventures	1.2 Information about subsidiaries and joint ventures

Entity name	Principal activity	Issued and paid capital (presented in whole shares)	Place of establishment	Proportion of ownership and voting power held by Alvotech
				31.12.2022	31.12.2021
Alvotech hf	Biopharm.	3,885,102	Iceland	100.00%	100.00%
Alvotech Germany GmbH	Biopharm.	31,182	Germany	100.00%	100.00%
Alvotech Swiss AG	Biopharm.	153,930	Switzerland	100.00%	100.00%
Alvotech Hannover GmbH	Biopharm.	29,983	Germany	100.00%	100.00%
Alvotech Malta Ltd	Group Serv.	80,450	Malta	100.00%	100.00%
Alvotech USA Inc	Biopharm.	10	USA	100.00%	100.00%
Alvotech UK Ltd	Group Serv.	135	UK	100.00%	100.00%
Alvotech Manco ehf	Group Serv.	203,046	Iceland	100.00%	—
Alvotech Biosciences India Private Ltd	Biopharm	96,113	India	100.00%	—
Fasteignafelagið Sæmundur hf	Real estate	12,965,337	Iceland	100.00%	—
Alvotech & CCHN Biopharmaceutical Co. Ltd*	Biopharm.	110,000,021	China	50.00%	50.00%

*	Alvotech & CCHN Biopharmaceutical Co. Ltd. is an unconsolidated joint venture (see Note 26).